Long-term interest bearing debt - Outstanding Debt (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Current portion of long-term debt, Principal outstanding	$ 218.1	$ 218.1
Current portion of long-term debt, Less: Debt issuance cost	(7.7)	(7.9)
Current portion of long-term debt	210.4	210.2
Long-term portion of debt, Principal outstanding, Less: Debt issuance cost	1,910.5	2,203.6
Long-term portion of debt	(7.0)	(15.4)
Long-term interest bearing debt	1,903.5	2,188.2
Principal outstanding	2,128.6	2,421.7
Less: Debt Issuance Costs	(14.7)	(23.3)
Total Debt	$ 2,113.9	$ 2,398.4